Repurchase Agreements (Notes)	12 Months Ended
Dec. 31, 2015
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Table Text Block]
Repurchase Agreement Borrowings
Securities sold under agreements to repurchase ("repurchase agreements") with customers represent funds deposited by customers, generally on an overnight basis, that are collateralized by investment securities owned by Park. Repurchase agreements with customers are included in short-term borrowings on the consolidated balance sheets. Park's repurchase agreements with a third-party financial institution are classified as long-term debt on the Consolidated Balance Sheets.

All repurchase agreements are subject to terms and conditions of repurchase/security agreements between Park and the client and are accounted for as secured borrowings. Park's repurchase agreements reflected in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis.

At December 31, 2015 and December 31, 2014, Park's repurchase agreement borrowings totaled $554 million and $577 million, respectively. At both December 31, 2015 and December 31, 2014, $300 million of Park's repurchase agreement borrowings were classified as long-term debt with the remaining amount being classified as short-term debt on the Consolidated Balance Sheets. These borrowings were collateralized with U.S. government and agency securities with a carrying value of $622 million and $664 million at December 31, 2015 and December 31, 2014, respectively. Declines in the value of the collateral would require Park to pledge additional securities. As of December 31, 2015 and December 31, 2014, Park had $585 million and $347 million, respectively, of available unpledged securities.

The following table presents the carrying value of Park's repurchase agreements by remaining contractual maturity at December 31, 2015 and December 31, 2014:

	December 31, 2015
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$247,618	$2,239	$—	$304,385	$554,242

	December 31, 2014
(In thousands)	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
U.S. government and agency securities	$268,427	$164	$4,940	$303,449	$576,980

See Note 14 - Short-Term Borrowings for additional information related to repurchase agreements classified as short-term borrowings. See Note 15 - Long-Term Debt for additional information related to repurchase agreements classified as long-term debt.